STOCK BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2013
STOCK BASED COMPENSATION [Abstract]
Schedule of Stock Option Activity

		Exercise
	Options	Price
Outstanding - October 1, 2012	-	-
Granted	290,000	$15.00
Exercised	-	-
Forfeited	-	-
Outstanding - September 30, 2013	290,000	$15.00
Fully vested and exercisable at September 30, 2013	-	-
Expected to vest in future periods	290,000	-

Schedule of Fair Value Assumptions
Risk-free interest rate	1.31%
Expected dividend yield	1.06%
Expected stock volatility	12.94
Expected life (years)	7
Weighted average fair value of options granted	$2.00

Schedule of Non-Vested Restricted Stock Activity
2013
Balance - October 1, 2012	-
Granted	134,895
Forfeited	(1,347)
Vested	-
Balance - September 30, 2013	133,548